Revenue and Segment Analysis - Summary of Analysis of Revenue by Geographical Origin (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Geographical Areas [Line Items]
Revenue	£ 7,244	£ 7,110	£ 7,874	£ 7,492	£ 7,341
North America [member]
Disclosure Of Geographical Areas [Line Items]
Revenue	4,204	4,192	4,308
Europe [member]
Disclosure Of Geographical Areas [Line Items]
Revenue	2,547	2,436	2,832
Rest of world [member]
Disclosure Of Geographical Areas [Line Items]
Revenue	£ 493	£ 482	£ 734